Summary Prospectus Supplement	June 7, 2016

Putnam Global Health Care Fund
Summary Prospectus dated December 30, 2015

The section Your fund’s management is replaced in its entirety with the following:

Investment advisor
Putnam Investment Management, LLC

Portfolio managers
Kelsey Chen, Analyst, portfolio manager of the fund since 2005

Samuel Cox, Analyst, portfolio manager of the fund since 2016

Sub-advisor
Putnam Investments Limited

Portfolio manager
Isabel Buccellati, Analyst, portfolio manager of the fund since 2012

Mr. Cox joined the fund in June 2016 and is an Analyst.

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